Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities

	Peru	Mexico		Canada
	Yauricocha Mine	Bolivar Mine	Mexico	Corporate	Total
Year ended December 31, 2017	$	$	Cusi Mine	$	$

Revenue	154,153	44,949	6,016	-	205,118

Production cost of sales	(67,542)	(27,418)	(6,019)	-	(100,979)
Depletion of mineral property	(31,448)	(3,163)	(690)	-	(35,301)
Depreciation and amortization of property, plant and equipment	(12,783)	(8,275)	(1,816)	-	(22,874)
Cost of sales	(111,773)	(38,856)	(8,525)	-	(159,154)

Gross profit (loss) from mining operations	42,380	6,093	(2,509)	-	45,964

Income (loss) from operations	29,428	(1,328)	(3,818)	(6,200)	18,082
Loss on spin out of Plexmar net assets	-	-	-	(4,412)	(4,412)
Interest expense and other finance costs	(2,801)	-	(462)	-	(3,263)
Other income (expense)	1,156	(910)	(153)	725	818
Foreign currency exchange loss	222	(723)	(128)	(1,108)	(1,737)
Income (loss) before income tax	28,005	(2,961)	(4,561)	(10,995)	9,488

Income tax expense	(10,047)	(269)	(32)	-	(10,348)

Net income (loss) from operations	17,958	(3,230)	(4,593)	(10,995)	(860)

December 31, 2017	Peru	Mexico	Canada

Total assets	205,233	132,826	2,542	340,601
Non-current assets	155,401	111,212	85	266,698
Total liabilities	134,323	24,086	1,514	159,923

	Peru	Mexico		Canada
	Yauricocha Mine	Bolivar Mine	Mexico	Corporate	Total
Year ended December 31, 2016	$	$	Cusi Mine	$	$
Revenue	97,290	33,267	12,623	-	143,180
Production cost of sales	(53,705)	(23,064)	(5,063)	-	(81,832)
Depletion of mineral property	(24,384)	(3,426)	(752)	-	(28,562)
Depreciation and amortization of property, plant and equipment	(7,812)	(6,719)	(1,475)	-	(16,006)
Cost of sales	(85,901)	(33,209)	(7,290)	-	(126,400)

Gross profit from mining operations	11,389	58	5,333	-	16,780
Income (loss) from operations	1,149	(7,125)	3,757	(3,938)	(6,157)
Interest expense and other finance costs	(3,093)	(335)	(583)	335	(3,676)
Other income	919	540	119	(4)	1,574
Foreign currency exchange gain (loss)	(312)	1,578	346	(317)	1,295
Income (loss) before income tax	(1,337)	(5,342)	3,639	(3,924)	(6,964)
Income tax (expense) recovery	(3,913)	(1,511)	(333)	-	(5,757)

Net income (loss) from operations	(5,250)	(6,853)	3,306	(3,924)	(12,721)

December 31, 2016	Peru	Mexico	Canada

Total assets	238,181	117,402	9,229	364,812
Non-current assets	180,260	97,329	8,341	285,930
Total liabilities	142,981	33,170	2,699	178,850